Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Deferred layaway sales revenue	$ 11,090	$ 9,169
Accrued compensation	7,703	5,162
Sales, property, and payroll withholding taxes payable	5,573	4,776
Trade accounts payable	3,342	2,507
Benefits liabilities and withholding payable	1,016	967
Reserves for expected losses on outstanding CSO letters of credit	580	669
Other accrued liabilities from discontinued operations	361	262
Other accrued liabilities	8,358	4,426
Total Accounts Payable and Accrued Liabilities	$ 38,023	$ 27,938